Business Segments (Narrative) (Detail) - JPY (¥) ¥ in Billions	6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Segment Reporting Information [Line Items]
Operating profit (loss)	¥ 813.4	¥ 780.3
Global Business Group [Member]
Segment Reporting Information [Line Items]
Number of offices outside Japan	Nearly 1,200 offices
Modification Impact [Member] | Retail Banking Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		(3.3)
Modification Impact [Member] | Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		(10.1)
Modification Impact [Member] | Trust Assets Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		(0.8)
Modification Impact [Member] | Global Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		4.1
Modification Impact [Member] | Global Markets Business Group [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		17.3
Modification Impact [Member] | Business Segment, Other [Member]
Segment Reporting Information [Line Items]
Operating profit (loss)		¥ 33.4
BTMU [Member] | Krungsri [Member]
Segment Reporting Information [Line Items]
Percentage of ownership in the shares of a subsidiary	76.88%